Revenue and segment information - Summary of Assets and Liabilities Related to Contracts with Customers (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Financial assets at fair value through profit or loss
Contract assets	¥ 8,458	¥ 1,181
Less: loss allowance	(683)	(69)
Contract assets, net	7,775	1,112	$ 1,220
Contract liabilities	11,962	8,417	$ 1,877
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	¥ 6,607	¥ 16,026